Fair Value Measurements	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11. Fair Value Measurements

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of February 29, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
February 29, 2024
Liabilities
Derivative Liability - Forward Purchase Agreement	$20,622	$—	$—	$20,622

As of May 31, 2023, the Company had no financial assets or liabilities measured at fair value on a recurring basis.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

February 29, 2024
Redemption Price	$10.61
Stock Price	$1.25
Volatility	53%
Term (years)	2.43
Risk-free rate	4.12%

The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the nine months ended February 29, 2024 is summarized as follows:

February 29, 2024
Fair value Derivative Liability as of date of Business Combination	$16,596
Change in fair value of Forward Purchase Agreement	$4,026
Fair value as of Derivative Liability February 29, 2024	$20,622

The estimated fair value of the Forward Purchase Agreement was measured at fair value using a simulation model, which was determined using Level 3 inputs. Inherent in a simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

NOTE 8. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$121,961,421	$121,961,421	$—	$—
Liabilities
Derivative liabilities - Forward Purchase Agreement	$2,650,000	$—	$—	$2,650,000

	As of December 31, 2023	As of August 15, 2023
Redemption Price	$10.61	$10.43
Stock price	$8.32	$10.49
Volatility	53.0%	56.0%
Term (years)	2.62	3.00
Risk-free rate	4.09%	4.64%

As of December 31, 2022, the Company had no financial assets or liabilities measured at fair value on a recurring basis.

The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the year ended December 31, 2023 is summarized as follows:

Fair value as of August 15, 2023 (inception)	$8,810,000
Change in fair value of derivative liabilities	(6,160,000)
Fair value as of December 31, 2023	$2,650,000

The estimated fair value of the Forward Purchase Agreement was measured at fair value using a Monte Carlo simulation model, which was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.